Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Transactions with non-controlling interests
28.	Transactions with non-controlling interests
The effects of transactions with
non-controlling
interests on the equity attributable to the owners of the parent are comprised of:

	Changes in non-controlling interest
	Capital contributions (deductions) by non-controlling interests	Transfers to (from) non-controlling interests	Changes in equity attributable to owners of the parent	Consideration paid or payable to non-controlling interests
For the year ended December 31, 2017
Transactions between parent and non-controlling interests:
Acquisition of additional interest in Stone (a)	—	(49,677)	(179,323)	(229,000)
Acquisition of additional interest in StoneCo Brasil (b)	—	(2,790)	(18,690)	(21,480)

Acquisition of non-controlling interest	—	(52,467)	(198,013)	(250,480)

Transactions between subsidiaries and shareholders:
Capital contribution to subsidiary and increase of NCI in StoneCo Brasil (b)	1,483	8,184	(8,184)	—
Non-controlling share of changes in equity at indirect subsidiaries (d)	—	(3,875)	3,875	—

Dilution of non-controlling interest	1,483	4,309	(4,309)	—

	1,483	(48,158)	(202,322)	(250,480)

For the year ended December 31, 2018
Transactions between parent and non-controlling interests:
Acquisition of additional interest in StoneCo Brasil (b)	—	(989)	(5,701)	(6,690)
Capital contribution to subsidiary	1,992	—	—	—
Exchange of shares with non-controlling interests in StoneCo Brasil (b)	—	(19,594)	19,594	—

Acquisition of non-controlling interest	1,992	(20,583)	13,893	(6,690)

Transactions between subsidiaries and shareholders:
Repurchase of shares in treasury by subsidiary and dilution of interest in Cappta (c)	—	(54)	(51)	—
Non-controlling share of changes in equity at indirect subsidiaries (d)	—	1	(1)	—

Dilution of non-controlling interest	—	(53)	(52)	—

	1,992	(20,636)	13,841	(6,690)

(a)	Transactions with non-controlling interest of Stone.
On October 31, 2017, the Group acquired the remaining 10.1% of the outstanding shares of Stone for a purchase consideration of R$ 229,000 and now holds 100% of the equity share capital of Stone. The carrying amount of the non-controlling
interests in Stone on the date of acquisition was R$ 49,677. The excess of consideration of R$ 179,323 was recognized as a decrease to equity of the parent. As of December 31, 2018, the amount of the total consideration was fully paid (2017 - R$ 29,000 outstanding, recorded in other accounts payable).

(b)	Transactions with non-controlling interest of StoneCo Brasil
In the course of 2017, the subsidiary StoneCo Brasil issued 1,161,375 new shares, disproportionally subscribed by its shareholders, in the total amount of R$ 202,830. The Group contributed R$ 201,347 for the purchase of 1,113,083 new shares while the non-controlling
parties contributed R$ 1,483 for the remaining shares. This resulted in dilution of the Group’s interest in StoneCo Brasil from 97.9% to 97.2% and a corresponding increase in the non-controlling
interest’s share.
Additionally, in 2017, the Group acquired 0.4% of the outstanding shares of StoneCo Brasil for consideration of R$ 21,480, owning 97.6% of StoneCo Brasil. The carrying amount of the non-controlling
interests in StoneCo Brasil on the date of acquisition was R$ 2,790. The excess consideration of R$ 18,690 was recognized as a decrease to equity of the parent.
The resulting effect of these events in 2017 was an increase of R$ 8,184 in non-controlling
interest with a corresponding decrease of equity of owners of the parent.
During 2018, the Group acquired from
non-controlling
parties 0.1% of the outstanding shares of StoneCo Brasil (via DLP Par) for a consideration of R$ 6,690, increasing the Group’s share of StoneCo Brasil from 97.6% to 97.7%. The carrying amount of the non-controlling
interests in StoneCo Brasil on the date of acquisition was R$ 989. The excess consideration of R$ 5,701 was recognized as a decrease to equity of the parent. As of December 31, 2019, the outstanding amount of the total consideration not paid was R$ 4,099 (2018 - R$ 5,022), recorded in other accounts payable.
In October 2018, in connection with the consummation of the IPO, the
Co-Investment
Shares, thereon represented by common shares in DLP Par, were exchanged for Company’s Class A common shares through the execution of a contribution agreement entered into between the Company and each holder of awards under such plans, totaling 5,333,202 shares of the Company. This resulted in an increase of the Group’s share of StoneCo Brasil from 97.7% to 100.0%. By derecognizing the remaining non-controlling
interests, a net increase of R$ 19,594 was recorded in equity attributable to owners of the parent.

(c)	Transactions with non-controlling interest of Cappta
In 2018, the subsidiary Cappta acquired from its minority shareholder 64,177 of its own shares. This resulted in an increase of the Group’s interest in Cappta from 53.3% to 61.8%. Such shares are currently held in treasury. The transaction was recorded as a decrease in equity attributable to owners of the parent and to NCI.

(d)	Allocation of changes in equity in indirect subsidiaries to non-controlling interests
Due to the acquisition of additional interest of Stone in 2017, non-controlling
interest decreased by R$ 3,875. Due to changes in StoneCo Brasil’s share of Cappta in 2018 as shown in the table above, non-controlling
interest increased by R$ 1.
In 2019 there are no transactions between parent and
non-controlling
interests. There are no material NCI at December 31, 2019.